Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Text block1 [abstract]
Equity
17.	Equity

a)	Share capital

At March 31, 2018, share capital is represented by 315,037,963 common shares of par value of US$0.000025 each. Share capital is composed of the following shares for the three-month periods ended March 31, 2018 and year ended December 31, 2017:

December 31, 2017 shares outstanding	262,288,607
New shares were offered in PaSeguro Digital IPO process (i)	50,925,642
Shares issued related to the LTIP (i)	1,823,727

March 31, 2018 shares outstanding	315,037,976

(i)	During the year 2018, shares of PagSeguro Digital were issued as a result of the initial public offering and long-term incentive plan, see details in note 1.1, and note 1.2 and 17 (c).

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the IPO gross proceeds.

b)	Capital reserve

Capital reserve can only be used to increase capital, offset losses, redeem, reimburse or purchase shares or pay cumulative dividends on preferred shares.

On January 26, 2018, as described in Note 1.1, issued 50,925,642 new shares at a price of US$ 21.50 per share were issued , representing net proceeds of US$1,046.0 million (or R$3,289.8 million). Refer to Note 1.1 for further details.

c)	Share based long term incentive plan (LTIP)

Members of our management participate in the LTIP, which was established by UOL for its group companies on July 29, 2015 and has been adopted by PagSeguro Digital Ltd. Beneficiaries under the LTIP are selected by UOL’s LTIP Committee, which consists of the Company’s Chairman and two officers of UOL, and submitted to the Company’s Board of Directors.

On January 26, 2018, beneficiaries under the LTIP were granted rights in the form of notional cash amounts without cash consideration. These rights vest in five equal annual installments starting on July 29, 2015, or the date of employeement, the earliest of both dates. Under the terms of the LTIP, upon completion of the IPO, the vested portion of each beneficiary’s LTIP rights was converted into Class A common shares of PagSeguro Digital at the IPO price (US$ 21.50) which is the assessed fair value at the grant date. As a result, the beneficiaries of the the LTIP exercised a total of 1,823,727 new Class A common shares upon completion of the IPO.

The unvested portions of each beneficiary’s LTIP rights will be settled on each future annual vesting date in shares.

The shares granted under the LTIP are subject to a one-year lock-up period. Any shares that are issued on a subsequent vesting date during the first year after the IPO will be subject to the remainder of that same lock-up period, expiring one year after the IPO. After the close of that one-yearperiod, shares to be granted under the LTIP will no longer be subject to a lock-up.

This arrangement is classified as equity-settled. For the three-moths period ended March 31, 2018, the Company recognized compensation expenses related to the LTIP in the total amount of R$155,160.

The maximum number of common shares that can be delivered to beneficiaries under the LTIP may not exceed 3% of our issued share capital at any time. The total shares granted were 5,292,738, so the outstanding shares as of March 31, 2018 were 3,469,011. There was no forfeitures or expirations in the three months ended March 31, 2018.

There are no shares, which are vested and exercisable as of March 31, 2018.

d)	Dividends

At the Extraordinary General Shareholders Meeting held on September 29, 2017, PagSeguro Brazil’s shareholders approved the distribution of (i) R$142,795 of dividends related to the six-month period ended June 30, 2017 and (ii) R$96,008 in additional dividends related to the year ended December 31, 2016. The total dividends distributed amounted to R$238,803, of which R$184,530 was offset against receivables under the centralized cash management with UOL and the balance of R$54,272 was paid in cash by PagSeguro Brazil to UOL.

e)	Equity valuation adjustments

The Company recognizes in this account the accumulated effect of the foreign exchange variation resulting from the conversion of the financial statements of the foreign subsidiary BCPS, represented by the accumulated amount of R$ 122 as of March 31, 2018 (R$ 55 as of December 31, 2017). This accumulated effect will be reverted to the result of the year as gain or loss only in case of disposal or write-off of the investment.

The Company also recognized in this account the difference between the book value and the amounts paid in the acquisitions of additional interests of the non-controlling shareholders of the subsidiary BIVA, in the amount of R$ 6,756.

19.	Equity

a) Share capital

As at August 1, 2017, PagSeguro Brazil carried out a reverse share split of 2:1 shares which was approved and effective at the same date. As a consequence of the reverse share split, the share capital previously represented by 524,577,214 common shares, was reduced to 262,288,607 common shares. The reverse share split was accounted retrospectively.

At December 31, 2017, all issued shares were fully paid. At December 31, 2017, the share capital, after retroactively reflecting the reverse share split, is represented by 262,288,607 common shares, with no par value. Share capital is composed of the following shares:

December 31, 2015 shares outstanding (1)	220,808,044

Capitalization of control party related party payable (2)	13,305,204
Issuance of shares to UOL for transfer of Net+Phone and Boa Compra (3)	28,175,359

December 31, 2016 shares outstanding	262,288,607

December 31, 2017 shares outstanding	262,288,607

PagSeguro Brazil has reflected in its statement of changes in shareholders’ equity the issuance of shares during the periods that such shares were issued. For earnings per share purposes, PagSeguro Brazil has considered 262,288,607 as outstanding during each of the years ended December 31, 2017 and 2016, as shares in (1), (2) and (3) above were issued to UOL, the control party, as part of the recapitalization.

(1)	The shareholder UOL increased PagSeguro Brazil share capital on August 1, 2015 by the amount of R$ 329,961 (164,980,523 shares) and on December 30, 2015, by the amount of R$ 69,087 (34,543,522 shares), in the total amount of R$ 399,048, through the transfer of assets and liabilities related to payment operations which had been previously recorded in UOL, thus centralizing these activities in PagSeguro Brazil from thereon, resulting in total shares outstanding at December 31, 2015 of 220,808,044;
(2)	On May 31 2016, UOL capitalized balances of related parties as a capital contribution in the amount of R$ 26,610 (13,305,204 shares);
(3)	On May 31 2016, UOL capitalized balances of related parties as a capital contribution in the amount of R$ 36,654 (18,327,103 shares) in Net+Phone. After that, as described in Note 2, in July 2016, UOL transferred its investment in Boa Compra and Net+Phone to PagSeguro Brazil, as a capital contribution in the amount of R$ 56,351 (28,175,359 shares).

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

b) Legal reserve

The legal reserve is established pursuant to the bylaws, at 5% of annual profit, up to the limit of 20% of paid-up share capital. The legal reserve will be used only for capital increases or absorption of losses.

c) Profit retention reserve

PagSeguro Brazil management is proposing the establishment of a profit retention reserve totaling R$ 312,047, relating to the profit for the year ended December 31, 2017 to cover PagSeguro Brazil capital budget, to be approved by the shareholders following the issuance of the financial statements.

d) Dividends

Pursuant to the bylaws, 1% of the profit of PagSeguro Brazil will be distributed as dividends to the shareholders.

PagSeguro Brazil bylaws establish that profit for the year and interest on own capital should be allocated, in full or in part, to the constitution of reserves. Presented below are the dividends distributed by each entity consolidated in these financial statements other than Net+Phone and BIVA which recorded accumulated losses in all periods presented:

	December 31,
PagSeguro Brazil	2017	2016	2015
Net income for the year	478,781	115,727	37,010
Net investment	—	—	(27,209)

Net income	478,781	115,727	9,801

Transfer to legal reserve (5%)	(23,939)	(5,786)	(490)

Adjusted income for the year	454,842	109,941	9,311

Mandatory minimum dividends (1%)	4,548	—	93
Additional dividends proposed (ii)	234,255	—	—

Total dividends distributed	238,803	—	93

Interest on own capital (i)	—	26,059	—

Number of common shares	262,289	262,289	220,808
Dividends per share (in reais)	0.9105	0.0000	0.0004

Interest on own capital	0.0000	0.0994	0.0000

(i)	The distribution of interest on own capital was approved in the shareholders’ meeting held on December 30, 2016.
(ii)	At the Extraordinary General Shareholders Meeting held on September 29, 2017, PagSeguro Brazil’s shareholders approved the distribution of (i) R$142,795 of dividends related to the six-month period ended June 30, 2017 and (ii) R$96,008 in additional dividends related to the year ended December 31, 2016. The total dividends distributed amounted to R$238,803, of which R$184,530 was offset against receivables under the centralized cash management with UOL and the balance of R$54,272 was paid in cash by PagSeguro Brazil to UOL. For further details, see Note 9.

	December 31,
Boa Compra	2017	2016	2015
Net income for the year	5,715	4,858	1,625
Transfer to legal reserve (5%) *	—	—	—

Adjusted income for the year	5,715	4,858	1,625

Mandatory minimum dividends (1%)	—	—	16
Additional dividends proposed	—	—	65

Total dividends distributed	—	—	81

Number of common shares	5,381,317	5,381,317	198,557
Dividends per share (in reais)	0,0000	0,0000	0,4079

*	Allocation to legal reserve was not required because the legal reserve reached the limit of 20% of share capital.